Advances to Suppliers, Net (Detail Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Advances to suppliers	$ 3,491,145	$ 367,656
Advance to Suppliers [Member]
Advances to suppliers	$ 2,920,000
Concentration Risk, Percentage	84.00%